REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
REVENUE AND COST OF SALES
Concentrate Sales	$ 9,838	$ 11,189	$ 19,830	$ 20,978
Provisional Pricing Adjustments	(620)	(1,819)	(787)	(558)
Total Revenue	$ 9,218	$ 9,370	$ 19,043	$ 20,420